Balance Sheet Impact of Net Unrealized Gains on Securities	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Balance Sheet Impact of Net Unrealized Gains on Securities
Balance Sheet Impact of Net Unrealized Gains on Securities

In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs and certain other balance sheet amounts related to annuity and life businesses be adjusted to the extent that unrealized gains and losses from securities would result in adjustments to those balances had the unrealized gains or losses actually been realized. The following table shows (in millions) the components of the net unrealized gain on securities that is included in AOCI in GALIC’s Balance Sheet.

	Asset (Liability) before Unrealized	Impact of Unrealized Gains on Securities	Carrying Value of Asset (Liability)
December 31, 2015
Fixed maturities	$24,903	$583	$25,486
Equity securities	489	(3)	486
Deferred policy acquisition costs	1,187	(233)	954
Annuity benefits accumulated	(26,558)	(64)	(26,622)
Unearned revenue (included in Other Liabilities)	(42)	11	(31)
Unrealized gain, pretax		294
Deferred tax on unrealized gain		(103)
Unrealized gain, after tax (included in AOCI)		$191

December 31, 2014
Fixed maturities	$21,820	$1,281	$23,101
Equity securities	340	46	386
Deferred policy acquisition costs	1,105	(525)	580
Annuity benefits accumulated	(23,380)	(112)	(23,492)
Unearned revenue (included in Other Liabilities)	(50)	31	(19)
Unrealized gain, pretax		721
Deferred tax on unrealized gain		(252)
Unrealized gain, after tax (included in AOCI)		$469